OTHER ACQUISITIONS (Tables)	12 Months Ended
Jun. 30, 2021
Other Acquisitions
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED RECOGNIZED

Consideration
2,666,666 shares of mPhase Technologies, Inc. common stock to be issued valued at $0.3583 per share	$955,466
Fair value of total consideration transferred	955,466

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	70,000
Property and equipment	35,956
Intangible asset – purchased software	954,918
Accounts payable	(2,667)
Other current liabilities	(102,741)
Total acquired net assets	$955,466